Cover	Aug. 04, 2026
Cover [Abstract]
Amendment Flag	false
Central Index Key	0002100161
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Registrant Name	Blackstone Digital Infrastructure Trust Inc.
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	MD
Entity File Number	001-43291
Entity Tax Identification Number	41-2751600
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BXDC
Security Exchange Name	NYSE